Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Current income tax expenses	$ 0	$ 0
Deferred income tax expenses (benefits)	0	0
Capitalized research and experimentation expenses	6,800	50,200
Valuation allowance, deferred tax asset, increase	18,800	20,700
Deferred tax assets, operating loss carryforwards not subject to expiration	215,200
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	215,300	126,800
UNITED STATES | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	6,500	4,900
State and Local Tax Jurisdiction, Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	153,700	76,800
Tax credit carryforwards	$ 1,600	$ 1,300